Stockholders' Equity - Restricted stock (Details) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 03, 2020	Nov. 21, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense			$ 2,222,609	$ 5,223,108	$ 11,070,075	$ 883,373
Single Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, shares	300,000
Vesting percentage	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted, shares	300,000
Various Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, shares	321,123
Grant date fair value	$ 5,250,361
Equity-based compensation expense	252,068
Compensation cost, portion to be recognized over service period	$ 4,998,293
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted, shares	321,123
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, shares			621,123
Vesting percentage		33.33%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested balance at beginning of period			901,250
Granted, shares			621,123
Vested, shares			(15,417)
Forfeited, shares			(20,000)
Non-vested balance at end of period			1,486,956		901,250
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Non-vested, grant date fair value at beginning of period			$ 5.83
Granted, grant date fair value			16.35
Vested, grant date fair value			16.35
Forfeited, grant date fair value			8.11
Non-vested, grant date fair value at end of period			$ 10.09		$ 5.83
Restricted Stock | Single Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value	$ 4,905,000
Tranche 1 | Single Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, shares	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted, shares	250,000
Tranche 1 | Various Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, shares	15,417
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted, shares	15,417
Tranche 2 | Single Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, shares	50,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted, shares	50,000
Tranche 2 | Various Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%